REDEEMABLE CONVERTIBLE PREFERRED UNITS AND PARTNERS’ DEFICIT	9 Months Ended
Sep. 30, 2019
Equity [Abstract]
REDEEMABLE CONVERTIBLE PREFERRED UNITS AND PARTNERS’ DEFICIT
9.	REDEEMABLE CONVERTIBLE PREFERRED UNITS AND PARTNERS’ DEFICIT

Redeemable Convertible Preferred Units

On June 27, 2019, funds and accounts affiliated with Axar Capital Management LP (“Axar”) and certain other investors (individually a “Purchaser” and collectively the “Purchasers”) and the Partnership entered into the Series A Preferred Unit Purchase Agreement (the “Series A Purchase Agreement”) pursuant to which the Partnership sold to the Purchasers an aggregate of 52,083,333 of the Partnership’s Series A Preferred Units (the “Preferred Units”) representing limited partner interests in the Partnership with certain rights, preferences and privileges as are set forth in the Partnership’s Third Amended and Restated Agreement of Limited Partnership dated as of June 27, 2019 (the “Third Amended Partnership Agreement”). The purchase price for the Preferred Units sold pursuant to the Series A Purchase Agreement (the “Purchased Units”) was $1.1040 per Purchased Unit, reflecting an 8% discount to the liquidation preference of each Preferred Unit, for an aggregate purchase price of $57.5 million.

Pursuant to the Series A Purchase Agreement, the Partnership agreed to file a registration statement on Form S-1 with the SEC as promptly as practicable to effect a $40.2 million rights offering of common units representing limited partnership interests in the Partnership (“Common Units”) to all holders of Common Units (other than the Purchasers, American Infrastructure Funds LP and their respective affiliates) with a purchase price of $1.20 per Common Unit (the “Rights Offering”), and agreed to use its reasonable best efforts to complete the Rights Offering within 100 days after the Closing Date. The Rights Offering occurred early in the fourth quarter of 2019, and the proceeds from the Rights Offering were used to redeem certain of the Preferred Units as described below. For further detail on the Rights Offering and the related redemption of certain Preferred Units, see Note 17 Subsequent Events.

Under the Series A Purchase Agreement, the Partnership also granted the Purchasers a preemptive right to purchase a pro rata share of any subsequent issuance of Common Units or shares of common stock of the corporation (“Common Stock”) into which the General Partner is converted in the C-Corporation Conversion or rights to acquire any such securities, for so long as the Purchaser continues to hold any Preferred Units, any Common Units or Common Stock issued upon conversion thereof.

The Preferred Units have the following rights, preferences and privileges, among others as set forth in the Third Amended Partnership Agreement:

•

Conversion: The Preferred Units are convertible at the option of the holders thereof at any time beginning 10 days after completion of the Rights Offering and shall automatically be converted upon consummation of the C-Corporation Conversion, in each case at an initial conversion rate of one Common Unit or one share of Common Stock, as applicable, for each Preferred Unit. Subject to customary exceptions, the conversion rate for each Preferred Unit is subject to adjustment (a) proportionately, in the event of distributions made in the form of interests in the Partnership, any split, combination or similar recapitalization of Common Units and certain other specified transactions with respect to interests in the Partnership, (b) upon any issuance or deemed issuance by the Partnership prior to consummation of the Rights Offering of Common Units for a price per Common Unit less than the Series A Liquidation Preference (as defined below), to the rate determined by dividing the Series A Liquidation Preference by the price per Common Unit in such issuance or deemed issuance and (c) upon any issuance or deemed issuance by the Partnership after consummation of the Rights Offering of Common Units for a price per Common Unit less than the Series A Liquidation Preference, to a rate determined on a weighted average anti-dilution adjustment basis.

•

Voting: The holder of a Preferred Unit is entitled to one vote for each Common Unit into which such Preferred Unit is convertible (whether or not such right to convert is exercisable at such time). The holders of Preferred Units are entitled to vote as a single class with the holders of Common Units on all matters submitted to the limited partners for a vote. In addition, the affirmative vote of the holders of at least 60% of the outstanding Preferred Units is required to:

o

Amend the Third Amended Partnership Agreement or the Partnership’s Certificate of Limited Partnership if such amendment would be adverse (other than in a de minimus manner) to any of the rights, preferences or privileges of the Preferred Units;

o	Pay any distribution from Capital Surplus (as defined in the Third Amended Partnership Agreement); or
o

Issue any class or series of interest in the Partnership that, with respect to distributions, is senior to or pari passu with the Preferred Units, or modify the terms of any existing class or series of interest in the Partnership to so provide.

•

Distributions: Holders of Preferred Units are entitled to participate in any distributions made to holders of Common Units on an as-converted basis (whether or not such right to convert is exercisable at such time), and any such distributions with respect to Preferred Units shall be excluded in calculating the distributions or allocations of income or gain to holders of incentive distribution rights under the Third Amended Partnership Agreement.

•

Redemption: Upon completion of the Rights Offering, the Partnership is obligated to use 100% of the net proceeds thereof to redeem up to 33,487,904 Preferred Units held by Axar and the other Purchasers at a redemption price of $1.20 per Preferred Unit.

•

Liquidation: Upon any liquidation, dissolution or winding up of the Partnership, holders of Preferred Units are entitled to receive a payment of $1.20 per Preferred Unit (the “Series A Liquidation Preference”) before payments are made to any other class or series of interest in the Partnership ranking junior to the Preferred Units, including Common Units.

•	Restrictions on Transfer: Holders of Preferred Units may not transfer such Preferred Units other than to one or more affiliates without the approval of the Partnership.

The Series A Purchase Agreement included various representations, warranties, covenants, indemnification and other provisions which are customary for a transaction of this nature.

The Partnership offered and sold the Purchased Units in reliance upon the exemption from the registration requirements of the Securities Act pursuant to Section 4(a)(2) thereof. The Partnership relied on this exemption from registration based in part on representations made by the Purchasers in the Series A Purchase Agreement.

Contingent Beneficial Conversion Feature

The Partnership accounts for potential beneficial conversion features under FASB ASC Topic 470-20, Debt – Debt with conversion and Other Options (“ASC 470-20”), which states that conversion terms of preferred units triggered by future events not controlled by the issuer shall be accounted for as contingent conversion options. Accordingly, the conversion feature of the Preferred Units is not considered an embedded derivative that requires bifurcation. The Partnership determined that its commitment in connection with the sale of the Preferred Units to use its best efforts to complete the Rights Offering is analogous to an initial public offering and considered to be a contingency outside the control of the holder. The guidance in ASC 470 states that a contingent beneficial conversion feature in an instrument shall not be recognized in earnings until the contingency is resolved. The beneficial conversion will be measured using the intrinsic value calculated at the date the contingency is resolved using the conversion price and trading value of the Partnership’s Common Units at the date the Preferred Units were issued. Accordingly, the Partnership will evaluate any discounts and any beneficial conversion features upon the resolution of the contingency. The Series A Preferred is convertible upon the completion of the Rights Offering, which occurred early in the fourth quarter of 2019.

The Partnership has the obligation to redeem a portion of the Series A Preferred from the net proceeds of the Rights Offering. Upon exercise of the redemption right, any previously recognized accretion of deemed dividends will be reversed in the period of redemption and reflected as income attributable to common unitholders in the Partnership’s consolidated statements of operations, along with the related per unit amounts.

For further detail on the Rights Offering, see Note 17 Subsequent Events.